Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Premises and Equipment [Abstract]
Premises and Equipment
Following is a summary of premises and equipment at December 31:
	2023	2022
Land	$2,568	$2,486
Buildings	23,867	22,526
Leasehold improvements	1,555	1,509
Furniture and equipment	11,137	10,410
	39,127	36,931
Less accumulated depreciation	17,677	16,495
Total premises and equipment	$21,450	$20,436

Premises and Equipment Held for Sale
Following is a summary of premises and equipment held for sale at December 31:

	2023	2022
Land	$84	$84
Buildings	594	594
	678	678
Less accumulated depreciation	105	85
Total premises and equipment held for sale	$573	$593